Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000248535 | U.S. Treasury Notes4.251/15/2028
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes4.3757/31/2026
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes4.252/15/2028
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes4.2512/31/2026
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes4.3757/15/2027
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes4.6256/15/2027
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes4.1251/31/2027
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248535 | U.S. Treasury Notes4.6256/30/2026
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248535 | U.S. Treasury Notes4.1252/28/2027
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248535 | U.S. Treasury Notes4.012/15/2027
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248535 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000248535 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000248535 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000248538 | U.S. Treasury Notes3.8758/15/2033
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000248538 | U.S. Treasury Notes3.8758/15/2034
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes4.2511/15/2034
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes4.6252/15/2035
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes2.758/15/2032
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes2.8755/15/2032
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes4.02/15/2034
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes3.52/15/2033
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes4.3755/15/2034
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000248538 | U.S. Treasury Notes4.12511/15/2032
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000248538 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000248538 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000248538 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000225934 | Two Harbors Investment Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225934 | New York Mortgage Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225934 | Ellington Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225934 | Annaly Capital Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225934 | Blackstone Mortgage Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225934 | Apollo Commercial Real Estate Finance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225934 | Rithm Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225934 | AGNC Investment Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225934 | FS KKR Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225934 | Ares Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225934 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000225934 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000225934 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000247881 | iShares MBS ETF
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000247881 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000247881 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000247881 | Vanguard Long-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000247881 | iShares 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000247881 | Vanguard Intermediate-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000247881 | Schwab Long-Term U.S. Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247881 | iShares BBB Rated Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000247881 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247881 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247881 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000247881 | Domestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000133150 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000133150 | U.S. Treasury Bills4.346/17/2025
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000133150 | U.S. Treasury Bills4.344/17/2025
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000133150 | U.S. Treasury Bills4.413/6/2025
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000133150 | U.S. Treasury Bills4.275/8/2025
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000133150 | WisdomTree Floating Rate Treasury Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000133150 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000133150 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000133150 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000133150 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230569 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000230569 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000230569 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230569 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230569 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230569 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230569 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230569 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230569 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230569 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230569 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000230569 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230569 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230569 | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230569 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230570 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000230570 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000230570 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000230570 | Barrick Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000230570 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000230570 | Anglogold Ashanti PLC
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000230570 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230570 | Northern Star Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230570 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230570 | Gold Fields Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230570 | Other Country
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230570 | United States
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000230570 | China
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230570 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230570 | Canada
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000230570 | Australia
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000230570 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000230570 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000230570 | Burkina Faso
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230570 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060975 | WisdomTree Floating Rate Treasury Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000060975 | U.S. Treasury Bills4.373/13/2025
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000060975 | U.S. Treasury Bills4.284/10/2025
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000060975 | Citigroup, Inc., tri-party repurchase agreement4.363/3/2025
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000060975 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000060975 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	64.30%
C000060975 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000060975 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000104506 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000104506 | OCP SA6.755/2/2034
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000104506 | Bangkok Bank PCL3.7339/25/2034
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000104506 | Alibaba Group Holding Ltd.5.255/26/2035
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000104506 | Ecopetrol SA8.8751/13/2033
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000104506 | Banco de Credito del Peru SA3.1257/1/2030
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000104506 | Sands China Ltd.5.48/8/2028
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104506 | InRetail Consumer3.253/22/2028
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000104506 | Minerva Luxembourg SA4.3753/18/2031
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000104506 | IRB Infrastructure Developers Ltd.7.113/11/2032
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000104506 | Other Country
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000104506 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000104506 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000104506 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000104506 | Peru
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000104506 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000104506 | Chile
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000104506 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000104506 | India
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000104506 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088998 | Citigroup, Inc., tri-party repurchase agreement4.363/3/2025
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088998 | International Finance Corp.7.07/20/2027
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088998 | Brazil Notas do Tesouro Nacional Serie F10.01/1/2029
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088998 | Brazil Notas do Tesouro Nacional Serie F10.01/1/2027
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088998 | Brazil Letras do Tesouro Nacional11.87/1/2026
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088998 | Brazil Letras do Tesouro Nacional12.431/1/2026
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088998 | International Finance Corp.7.51/18/2028
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088998 | China Government Bonds2.685/21/2030
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088998 | Czech Republic Government Bonds1.23/13/2031
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088998 | Brazil Letras do Tesouro Nacional12.697/1/2025
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088998 | Other Country
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000088998 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000088998 | China
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000088998 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000088998 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000088998 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088998 | India
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000088998 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000088998 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000088998 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000088998 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000221364 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000221364 | WisdomTree Floating Rate Treasury Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000221364 | U.S. Treasury Bill4.308/7/2025
Holdings [Line Items]
Percent of Net Asset Value	77.00%
C000221364 | WisdomTree Bitcoin Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000221364 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000221364 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	77.00%
C000221364 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000221364 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000136444 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000136444 | U.S. Treasury Floating Rate Notes4.46028510/31/2026
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000136444 | U.S. Treasury Floating Rate Notes4.4372857/31/2026
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000136444 | U.S. Treasury Floating Rate Notes4.4052854/30/2026
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000136444 | U.S. Treasury Floating Rate Notes4.3532851/31/2027
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000136444 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136444 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000136444 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000134342 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134342 | Paramount Global6.3753/30/2062
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134342 | MPT Operating Partnership LP/MPT Finance Corp.5.010/15/2027
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134342 | Sirius XM Radio LLC4.07/15/2028
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134342 | Charter Communications Operating LLC/Charter Communications Operating Capital6.48410/23/2045
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134342 | NGL Energy Operating LLC/NGL Energy Finance Corp.8.3752/15/2032
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134342 | United Airlines, Inc.4.6254/15/2029
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134342 | Directv Financing LLC/Directv Financing Co-Obligor, Inc.5.8758/15/2027
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134342 | Tenneco, Inc.8.011/17/2028
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134342 | Post Holdings, Inc.6.3753/1/2033
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134342 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134342 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134342 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000134336 | U.S. Treasury Notes3.8758/15/2033
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134336 | U.S. Treasury Notes1.259/30/2028
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134336 | U.S. Treasury Notes1.07/31/2028
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134336 | U.S. Treasury Notes3.3755/15/2033
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134336 | U.S. Treasury Notes4.53/31/2026
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134336 | U.S. Treasury Notes1.511/30/2028
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134336 | Government National Mortgage Association5.53/20/2055
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134336 | U.S. Treasury Notes0.62512/31/2027
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134336 | Uniform Mortgage-Backed Securities6.03/1/2055
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134336 | U.S. Treasury Notes4.253/15/2027
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134336 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000134336 | Others
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134336 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000134336 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000134336 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000134336 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000134336 | Supranational Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134336 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134336 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000079238 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079238 | WisdomTree Floating Rate Treasury Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000079238 | WisdomTree Bitcoin Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000079238 | U.S. Treasury Bill4.295/1/2025
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000079238 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000079238 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000079238 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079238 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000210706 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000210706 | Government National Mortgage Association5.53/20/2055
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210706 | Uniform Mortgage-Backed Securities6.03/1/2055
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000210706 | Uniform Mortgage-Backed Securities5.53/1/2055
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000210706 | Uniform Mortgage-Backed Securities5.04/1/2055
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000210706 | Government National Mortgage Association2.010/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210706 | Federal National Mortgage Association3.05/1/2052
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210706 | Federal National Mortgage Association2.01/1/2052
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210706 | Federal National Mortgage Association2.56/1/2052
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210706 | Government National Mortgage Association2.59/20/2051
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210706 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000210706 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000210706 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000210706 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000210706 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000210706 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210706 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152580 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152580 | WisdomTree Floating Rate Treasury Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000152580 | U.S. Treasury Bills4.318/7/2025
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000152580 | U.S. Treasury Bills4.403/6/2025
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000152580 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000152580 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000152580 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152580 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000222596 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222596 | U.S. Treasury Bill4.305/1/2025
Holdings [Line Items]
Percent of Net Asset Value	72.70%
C000222596 | SPDR S&P 500 ETF Trust495.01/16/2026
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000222596 | iShares MSCI EAFE ETF64.01/16/2026
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000222596 | iShares Russell 2000 ETF187.01/16/2026
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222596 | iShares MSCI Emerging Markets ETF36.01/16/2026
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222596 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000222596 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	72.70%
C000222596 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222596 | Purchased Options (Exchange-Traded)
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000239876 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000239876 | U.S. Treasury Notes0.3751/31/2026
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000239876 | U.S. Treasury Bonds1.8752/15/2041
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000239876 | U.S. Treasury Notes0.2510/31/2025
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000239876 | U.S. Treasury Notes0.6258/15/2030
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000239876 | Federal National Mortgage Association5.01/1/2055
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000239876 | Tennessee Valley Authority3.512/15/2042
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000239876 | Government National Mortgage Association6.09/20/2054
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000239876 | U.S. Treasury Bonds4.752/15/2045
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000239876 | Federal National Mortgage Association5.58/1/2053
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000239876 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000239876 | Others
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000239876 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000239876 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000239876 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000239876 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000239876 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000239876 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000239876 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000239876 | Foreign Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156663 | Citigroup, Inc., tri-party repurchase agreement4.363/3/2025
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156663 | U.S. Treasury Notes1.07/31/2028
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156663 | Tennessee Valley Authority5.259/15/2039
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156663 | Federal Home Loan Bank5.57/15/2036
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156663 | Tennessee Valley Authority5.884/1/2036
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156663 | U.S. Treasury Notes3.6258/31/2029
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156663 | U.S. Treasury Notes1.1258/31/2028
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156663 | U.S. Treasury Notes2.754/30/2027
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156663 | U.S. Treasury Notes3.7512/31/2028
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156663 | U.S. Treasury Notes4.6254/30/2029
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156663 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000156663 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000156663 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156663 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000156663 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000156663 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000156663 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156663 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000156663 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156663 | Foreign Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000184315 | U.S. Treasury Notes4.252/15/2028
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000184315 | U.S. Treasury Notes4.2512/31/2026
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000184315 | U.S. Treasury Notes4.1251/31/2027
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000184315 | U.S. Treasury Notes4.012/15/2027
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000184315 | U.S. Treasury Notes0.55/31/2027
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000184315 | U.S. Treasury Notes0.255/31/2025
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000184315 | U.S. Treasury Notes0.755/31/2026
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000184315 | U.S. Treasury Bills4.333/6/2025
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000184315 | U.S. Treasury Notes0.6257/31/2026
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000184315 | Federal National Mortgage Association6.255/15/2029
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000184315 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000184315 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000184315 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000184315 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000184315 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000184315 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000184315 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000184315 | Foreign Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.00%